Business Combinations - Additional Information (Details)						2 Months Ended	12 Months Ended
	Jan. 01, 2023 CAD ($)	Feb. 10, 2021 CAD ($) shares	Jul. 24, 2019 CAD ($) ft² shares	Jul. 24, 2019 USD ($) ft² shares	Dec. 20, 2018	Mar. 31, 2021 CAD ($)	Dec. 31, 2023	Mar. 31, 2021 CAD ($)	Mar. 31, 2020 CAD ($)	Jan. 01, 2023 USD ($)	Mar. 31, 2021 USD ($)	Feb. 11, 2021	Feb. 10, 2021 USD ($) shares	Jul. 24, 2019 USD ($)
Disclosure Of Business Combinations [Line Items]
Value of asset						$ 234,744,571		$ 234,744,571	$ 168,775,947
SugarLeaf
Disclosure Of Business Combinations [Line Items]
Business acquisition, initial consideration			$ 23,737,370											$ 18,062,220
Business acquisition, cash transferred			15,770,400											12,000,000
Business acquisition, common shares value			$ 7,966,970											$ 6,062,220
Shares issued as initial consideration for acquisition | shares			1,587,301	1,587,301
Maximum earnout if certain annual adjusted earnings before interest, taxes, depreciation and amortization and other performance targets achieved			$ 173,474,400	$ 132,000,000
Business acquisition earnout payment description			The three additional earnout payments were to be paid over the next three years with a combination of cash or common shares, with at least 50% in cash.	The three additional earnout payments were to be paid over the next three years with a combination of cash or common shares, with at least 50% in cash.
Minimum cash percentage in earnout payments			50.00%	50.00%
Contingent consideration recognised as of acquisition date			$ 114,965,763
Total contingent consideration classified as contributed surplus			20,589,908
Contingent consideration classified as liability			$ 94,375,855
Consideration pay out term			3 years	3 years
Risk adjusted discount rate for cash based payments			16.00%	16.00%
Risk adjusted discount rate for earnout payments			26.30%	26.30%
Risk-adjusted discount rate movement			1.00%											1.00%
Area of facility | ft²			24,000	24,000
Concentration on dry weight basis					0.30%
Revenue from sales and services of acquiree since acquisition date						2,681,688
Loss from operating activities of acquiree since acquisition date						12,340,025
Revenue from sales and services of combined entity as if combination occurred at beginning of period									29,232,317
Loss from operating activities of acquiree since acquisition date									72,554,121
Prepayments for purchase of product			$ 1,566,362
Acquisition-related costs excluded from the consideration transferred									$ 2,210,727
Fair value of trade accounts receivable at acquisition date			151,178			151,178		151,178
Revised expected earnout payments to be paid in cash, discounted percentage									15.00%
Revised expected earnout payments to be paid in cash or in shares, discounted percentage									20.00%
Refined oil pricing per kilogram			$ 5,000						$ 1,310
SugarLeaf | Hemp Derived CBD Refined Oil Pricing to Reflect 10% Movement
Disclosure Of Business Combinations [Line Items]
Risk-adjusted discount rate movement			10.00%											10.00%
Sprout Foods, Inc Acquisition
Disclosure Of Business Combinations [Line Items]
Business acquisition, initial consideration		$ 29,949,776
Business acquisition, cash transferred		7,615,800											$ 6,000,000
Business acquisition, common shares value		$ 22,333,976											$ 17,600,000
Revenue from sales and services of acquiree since acquisition date						3,177,585
Loss from operating activities of acquiree since acquisition date						$ (2,899,546)
Revenue from sales and services of combined entity as if combination occurred at beginning of period								71,171,327
Loss from operating activities of acquiree since acquisition date								$ (198,698,993)
Name of acquiree		Sprout Foods, Inc.						Sprout Foods
Date of acquisition		Feb. 10, 2021
Ownership percentage acquired		50.10%				49.90%		49.90%			49.90%	50.10%	50.10%
Shares issued as consideration for acquisition | shares		6,741,573											6,741,573
Guaranteeing of note issued		$ 12,562,000											$ 10,000,000
Net deferred tax assets		19,358,652
Acquisition-related costs excluded from consideration transferred and recognized as an expense								$ 396,463
Gross amount of trade accounts receivable at acquisition date		4,856,786
Gross amount of trade accounts receivable expected to be uncollectible at acquisition date		$ 2,238,508
Sprout Foods, Inc Acquisition | Sprout Call Option
Disclosure Of Business Combinations [Line Items]
Market price description								To establish the market price, the multiples selected were 2.3x for revenues and 12.0x for EBITDA, based on analysis of average and median industry multiples, and were adjusted to consider a 20% discount; the multiples to be used as per the contract are 3.0x for revenues and 15.0x for EBITDA, weighted at 50%.
Fair value of asset remeasured						$ 7,043,114		$ 7,043,114			$ 5,600,000
Gain on remeasurement of revaluation of derivatives								105,296
Loss on remeasurement of revaluation of foreign exchange								$ 72,849
Change in discount rate								1.00%
Impact of discount rate in fair value of call option								$ 120,000
Change in multiple for revenues								0.1
Impact of multiple for revenues in fair value of call option								$ 1,650,000
Change in revenues								1,000,000
Impact of change in revenues in fair value of call option								$ 183,000
Sprout Foods, Inc Acquisition | Sprout Call Option | Non-adjusting Event
Disclosure Of Business Combinations [Line Items]
Percentage of equity interest available for purchase							49.90%
Value of asset	$ 7,010,668									$ 5,500,000
Discount rate	8.90%